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                                    MAS Funds

                Supplement dated August 27, 1998 to all MAS Funds
                 Prospectuses dated on or after January 31, 1998

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
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The following information applies only to the Fund's Institutional Class
Prospectus dated January 31, 1998, as revised May 13, 1998.

Page 25 of the Prospectus is hereby amended to include Ram Willner as a member of the Portfolio Management Team of the Global Fixed Income Portfolio.

The section titled "Portfolio Management" beginning on page 61 of the Prospectus is hereby amended to include the following description of Ram Willner's business experience during the last five years:

Ram Willner, Principal, Morgan Stanley, joined MAS in 1998. He served as a Market Strategist, Risk Control Manager and Director of International Bond Research for Pacific Investment Management Company from 1994 to 1998; and as a Senior Quantitative Analyst for Sanford C. Bernstein & Co. from 1992 to 1994. He assumed responsibility for the Global Fixed Income Portfolio in 1998.

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The following information applies to all of the Fund's Prospectuses that include fixed income Portfolios.

In each Prospectus, the section entitled "Prospectus Glossary: Investments" describes the Fund's futures and options policy. Effective August 4, 1998, all fixed-income Portfolios will follow the following futures and options policy:

A fixed-income portfolio may enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts other than those relating to bona fide hedging activities. It will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank or will otherwise comply with the Securities and Exchange Commission's ("SEC's") position on asset coverage.


The futures and options policy for all equity and balanced portfolios remains unchanged.

                       PLEASE RETAIN FOR FUTURE REFERENCES



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                                    MAS Funds

               Supplement dated August 27, 1998 to the MAS Funds'
                   Institutional Class Prospectus containing
      the Cash Reserves, Fixed Income and Intermediate Duration Portfolios,
                  dated March 20, 1998, as revised May 13, 1998


This supplement to the Prospectus supersedes and replaces any existing supplements to the Prospectus. This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
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                  Page 12 of the prospectus is hereby amended to include Daniel
M. Niland as a member of the Portfolio Management Team of the Cash Reserves Portfolio.

                  Page 39 of the Prospectus is hereby amended to include the following description of Daniel M. Niland's business experience during the last five years:

Daniel M. Niland, Vice president, Morgan Stanley, joined Morgan Stanley in 1997. He served as Vice President/Portfolio Manager at J.P. Morgan & Co. from 1987-1996 and as Vice president/Senior Portfolio Manager at Citibank Global Asset Management from 1996-1997. He assumed responsibility for the Cash Reserves Portfolio in 1998.

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                  Due to other responsibilities within the firm, Ellen D. Harvey has been removed as a member of the Cash Reserves Portfolio Management Team and Christian G. Roth has been removed as a member of the Intermediate Duration Portfolio Management Team. Therefore, pages 12 and 14 of the Prospectus are hereby amended to reflect these changes.

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                  The following portion of the Trustees and Officers section on page 43 of the Prospectus is hereby amended to read:

Joseph J. Kearns, Trustee; investment consultant; Chief Investment Officer, the
J. Paul Getty Trust; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, the Ford Family Foundation.

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


Effective August 4, 1998, the following futures and options policy replaces the existing futures and options policy for all fixed-income Portfolios:

A fixed-income portfolio may enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts other than those relating to bona fide hedging activities. It will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank or will otherwise comply with the Securities and Exchange Commission's ("SEC's") position on asset coverage.


The futures and options policy for all equity and balanced portfolios remains unchanged.


                       PLEASE RETAIN FOR FUTURE REFERENCES